Dividends on ordinary shares	6 Months Ended
Jun. 30, 2019
Dividends on ordinary shares
Dividends on ordinary shares

21.        Dividends on ordinary shares

On 21 May 2019, a final dividend in respect of 2018 of 2.14 pence per share, totalling £1,523 million was paid to shareholders. An interim dividend for 2019 of 1.12 pence per ordinary share (half-year to 30 June 2018: 1.07 pence) will be paid on 13 September 2019. The total amount of this dividend is £789 million (half-year to 30 June 2018: £765 million).